Earnings per Share - Income and Share Data Used In Basic and Diluted Earnings Per Share Computations (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net income (loss), basic and diluted	$ (525,166)	$ (37,157)	$ 126,230
Denominator:
Weighted-average number of common shares outstanding, basic	21,315	21,167	21,145
Effect of share-based compensation awards (in shares)			11
Weighted-average number of common shares outstanding, diluted	21,315	21,167	21,156
Earnings (loss) per share:
Basic (in dollars per share)	$ (24.64)	$ (1.76)	$ 5.97
Diluted (in dollars per share)	$ (24.64)	$ (1.76)	$ 5.97